Employee benefits - History of Experience Adjustments From Inception (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Recognized liability for net employee benefit obligations	€ 138.4	€ 152.1	€ 158.3
Defined benefit retirement plans
Disclosure of net defined benefit liability (asset) [line items]
Recognized liability for net employee benefit obligations	131.7	145.6	151.9
Experience losses/(gains) on plan liabilities	0.5	(1.2)	9.8
Experience losses/(gains) on plan assets	0.7	(2.2)	0.6
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Recognized liability for net employee benefit obligations	253.4	267.7	268.3
Present value of defined benefit obligation | Defined benefit retirement plans
Disclosure of net defined benefit liability (asset) [line items]
Recognized liability for net employee benefit obligations	246.7	261.2	261.9
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Recognized liability for net employee benefit obligations	(115.0)	(115.6)	(110.0)
Plan assets | Defined benefit retirement plans
Disclosure of net defined benefit liability (asset) [line items]
Recognized liability for net employee benefit obligations	€ (115.0)	€ (115.6)	€ (110.0)